TRADING GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2019
TRADING GAINS / (LOSSES)
TRADING GAINS / (LOSSES)

24.   TRADING GAINS / (LOSSES)

Trading gains / (losses) consists of realized and unrealized gains and losses from exchange-traded spot commodity contracts with customers and special members, commodity futures contracts, risk and return transfer agreements with third party fund, the realized gain from trading of physical commodities, realized and unrealized gains and losses from equity securities investments pursuant to the adoption of ASU 2016-01, and realized gains and losses from the sale of AFS investments prior to the adoption of ASU 2016-01, all presented on a net basis.

Pursuant to the risk and return transfer agreements, the Group’s gains / (losses) arising from exchange-traded spot commodity contracts with customers were transferred to, and absorbed by the third party fund during the contract periods. Fair value movements on the risk and reward transfer agreement were recognised as trading gains / (losses). Settlements were made on a monthly basis.

The following table presents trading gains / (losses) for the years ended December 31:

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	(133,116)	—	—	—
Risk and return transfer arrangement	134,678	—	—	—
Commodity futures contracts	753	—	—	—
Trading of physical commodities	(152)	—	—	—
Income from investment securities	38,391	34,103	207,743	29,841
Income from equity method investment	—	230	114	16
Total	40,554	34,333	207,857	29,857